Share-Based Compensation (Summary Of Options And Warrants By Exercise Price Range) (Details) - Stock Options [Member] shares in Thousands	12 Months Ended
Dec. 31, 2019 $ / shares shares
Options Outstanding
Number Outstanding | shares	11,410
Wtd. Avg. Exercise Price	$ 0.33
Wtd. Avg. Remaining Contractual Life	4 years 7 months 6 days
Options Vested
Number Exercisable | shares	3,435
Wtd. Avg. Exercise Price	$ 0.68
Wtd. Avg. Remaining Contractual Life	4 years 8 months 1 day
$0.171 - $0.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Excercise price minimum	$ 0.171
Exercise price maximum	$ 0.60
Options Outstanding
Number Outstanding | shares	10,988
Wtd. Avg. Exercise Price	$ 0.19
Wtd. Avg. Remaining Contractual Life	4 years 7 months 13 days
Options Vested
Number Exercisable | shares	3,013
Wtd. Avg. Exercise Price	$ 0.22
Wtd. Avg. Remaining Contractual Life	4 years 9 months
$1.98 - $13.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Excercise price minimum	$ 1.98
Exercise price maximum	$ 13.80
Options Outstanding
Number Outstanding | shares	411
Wtd. Avg. Exercise Price	$ 2.81
Wtd. Avg. Remaining Contractual Life	4 years 2 months 27 days
Options Vested
Number Exercisable | shares	411
Wtd. Avg. Exercise Price	$ 2.81
Wtd. Avg. Remaining Contractual Life	4 years 2 months 27 days
$38.80 - $45.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Excercise price minimum	$ 38.80
Exercise price maximum	$ 45.10
Options Outstanding
Number Outstanding | shares	11
Wtd. Avg. Exercise Price	$ 43.72
Wtd. Avg. Remaining Contractual Life	9 months 29 days
Options Vested
Number Exercisable | shares	11
Wtd. Avg. Exercise Price	$ 43.72
Wtd. Avg. Remaining Contractual Life	9 months 29 days